COMMON SHARES (Details)				2 Months Ended	3 Months Ended
	Jul. 26, 2016	Feb. 15, 2016	Feb. 03, 2016	Jul. 31, 2016	Dec. 31, 2015
Dividend yield					0.00%
Risk-free interest rate					1.74%
Expected term (years)					5 years
Volatility					202.00%
Warrant [Member]
Dividend yield			0.00%
Risk-free interest rate			1.20%
Expected term (years)			3 years
Volatility			203.00%
Offering [Member] | Warrant [Member]
Dividend yield		0.00%
Risk-free interest rate		1.20%
Expected term (years)		5 years
Volatility		203.00%
Offering [Member] | Warrant [Member] | Maxim Group LLC [Member]
Dividend yield		0.00%
Risk-free interest rate		1.20%
Expected term (years)		5 years
Volatility		203.00%
June Offering [Member] | Maxim Group LLC [Member]
Dividend yield				0.00%
Risk-free interest rate				1.00%
Expected term (years)				5 years
Volatility				147.00%
June Offering [Member] | Warrant [Member]
Dividend yield	0.00%			0.00%
Risk-free interest rate	1.00%			1.00%
Expected term (years)	5 years			5 years
Volatility	147.00%			147.00%
June Offering [Member] | Warrant [Member] | Maxim Group LLC [Member]
Dividend yield	0.00%
Risk-free interest rate	1.00%
Expected term (years)	5 years
Volatility	147.00%